Shareholder Report, Line Graph (Details) 196810_Poplar Forest Cornerstone Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 48,594	$ 41,111	$ 38,258	$ 40,530	$ 27,849	$ 29,908	$ 31,386	$ 29,019	$ 26,912	$ 23,210	$ 54,002
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	83,620	61,327	50,426	59,656	45,888	39,851	38,225	32,418	27,332	23,678	$ 98,336
60% S&P 500/40% Bloomberg Capital Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											60% S&P 500/40% Bloomberg Capital Aggregate Blend
Accumulated Value	$ 56,506	$ 44,853	$ 39,690	$ 46,610	$ 39,867	$ 35,437	$ 33,088	$ 30,083	$ 27,126	$ 24,344	$ 63,102